SHARE BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, option, activity

			Weighted
	Shares	Number of	Average
	Available	Options	Exercise
	For Grant	Outstanding	Price
Balance at December 31, 2024	1,183,618	7,210,742	$0.49
Granted	(833,588)	833,588	$2.11
Forfeited	107,323	(107,323)	$0.23
Cancelled	289,410	(289,410)	$0.41
Balance at September 30, 2025	746,763	7,647,597	$0.66

	Shares Available For Grant	Number of Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2023	2,020,215	3,544,945	$0.23
Board Approved pool increase	2,829,200	-	-
Granted	(4,344,342)	4,344,342	$0.71
Forfeited	567,497	(567,497)	$0.61
Cancelled	111,048	(111,048)	$0.32
Balance at December 31, 2024	1,183,618	7,210,742	$0.49

Schedule of share-based payment award, stock options, valuation assumptions

Stock Price	$1.42
Expected dividend yield	0%
Expected stock price volatility	189%
Risk-free interest rate	4.69%
Expected term (years)	6.08

Stock Price	$0.71
Expected dividend yield	0%
Expected stock price volatility	93.87-95.22%
Risk-free interest rate	4.24%
Expected term (years)	4.86-5.75

Share-based payment arrangement, expensed and capitalized, amount

	Nine Months Ended
	September 30,	September 30,
	2025	2024
Cost of revenue	$42	$9
Research and development	15	10
Selling, general and administrative	471	641
Total stock-based compensation	$528	$660

	Year Ended
	December 31, 2024	December 31, 2023
Cost of revenue	$12	$2
Research and development	13	11
Selling, general and administrative	861	120
Total stock-based compensation	$886	$133